Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2015
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	Future minimum lease payments are approximately as follows:
Years ending March 31,	Operating Leases
2016	$27,200
2017	5,500
2018	5,500
$38,200